Per Share Data (Tables)	12 Months Ended
Dec. 31, 2011
Per Share Data
Schedule of computation of basic and diluted earnings per share

	For the Year Ended December 31,
	2011	2010	2009
Net Income attributable to Common Stockholders — Basic	$1,021,462	$610,424	$283,098
Effect of dilutive securities:
Impact to General Partner's interest in Operating Partnership from all dilutive securities and options	39	97	50

Net Income attributable to Common Stockholders — Diluted	$1,021,501	$610,521	$283,148

Weighted Average Shares Outstanding — Basic	293,504,064	291,076,008	267,054,946
Effect of stock options	69,408	274,460	315,897
Effect of contingently issuable shares from stock dividends	—	—	1,101,307

Weighted Average Shares Outstanding — Diluted	293,573,472	291,350,468	268,472,150

Schedule of taxable nature of dividend declared

	For the Year Ended December 31,
	2011	2010	2009
Total dividends paid per common share	$3.50	$2.60	$2.70

Percent taxable as ordinary income	98.30%	53.82%	99.3%
Percent taxable as long-term capital gains	1.70%	39.68%	0.7%
Percent nontaxable as return of capital	—	6.50%	—

	100.0%	100.0%	100.0%